Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Disclosure of income statement charge	The following tables include amounts recognised in the income statement and an analysis of benefit obligations and scheme assets for all
Group defined benefit schemes. The net position is reconciled to the assets and liabilities recognised on the balance sheet. The tables include funded and unfunded post-retirement benefits. The income statement charge with respect to Defined contribution schemes is disclosed as part of footnotes to Note 30 Staff costs.

Income statement charge/(credit)
	2025	2024	2023
	£m	£m	£m
Current service cost	171	180	165
Net finance income	(159)	(154)	(222)
Past service cost	18	—	—
Other movements	1	1	3
Total	31	27	(54)

Disclosure of balance sheet reconciliation

Balance sheet reconciliation
	2025		2024
	Total	Of which relates to UKRF	Total	Of which relates to UKRF
	£m	£m	£m	£m
Benefit obligation at beginning of the year	(19,600)	(18,729)	(21,513)	(20,618)
Current service cost	(171)	(143)	(180)	(155)
Interest costs on scheme liabilities	(1,029)	(994)	(933)	(901)
Past service cost	(18)	—	—	—
Remeasurement gain – financial	536	548	1,794	1,797
Remeasurement (loss)/gain – demographic	(59)	(47)	12	13
Remeasurement loss – experience	(196)	(202)	(55)	(54)
Employee contributions	(5)	—	(6)	—
Benefits paid	1,206	1,163	1,230	1,189
Exchange and other movements	25	—	51	—
Benefit obligation at end of the year	(19,311)	(18,404)	(19,600)	(18,729)
Fair value of scheme assets at beginning of the year	22,623	21,928	24,914	24,234
Interest income on scheme assets	1,188	1,164	1,087	1,062
Employer contribution	55	42	37	22
Remeasurement – return on scheme assets less than discount rate	(292)	(303)	(2,192)	(2,184)
Employee contributions	5	—	6	—
Benefits paid	(1,195)	(1,163)	(1,221)	(1,189)
Exchange and other movements	(30)	(14)	(8)	(17)
Fair value of scheme assets at end of the year	22,354	21,654	22,623	21,928
Net surplus	3,043	3,250	3,023	3,199
Retirement benefit assets	3,308	3,250	3,263	3,199
Retirement benefit liabilities	(265)	—	(240)	—
Net retirement benefit assets	3,043	3,250	3,023	3,199

Breakdown of the UKRF benefit obligation and assets split by section
	2025		2025	2024
	Barclays Bank Section	Barclays UK Section	UKRF Total	UKRF Total
	£m	£m	£m	£m
Active members	981	719	1,700	1,699
Deferred members (Afterwork)	1,828	11	1,839	1,716
Deferred members (non-Afterwork)	3,786	—	3,786	4,269
Pensioners and Dependents	11,079	—	11,079	11,045
Benefit obligation at end of the year	17,674	730	18,404	18,729
Assets at end of the year	20,855	799	21,654	21,928

Disclosure of actuarial valuation of schemes	Below is a summary of the main financial and demographic assumptions adopted for both sections of the UKRF with the Barclays Bank
Section representing 91.5% of the UKRF benefit obligation and the Barclays UK Section representing 3.8%.

	2025		2024
	Barclays Bank Section	Barclays UK Section	UKRF
Key UKRF financial assumptions	% p.a.	% p.a.	% p.a.
Discount rate	5.46	5.42	5.44
Inflation rate (RPI)	2.92	2.89	3.32
The table below shows how the assumed life expectancy, for members of the Barclays Bank Section, has changed since last year:

Assumed life expectancy[1]	2025	2024
Life expectancy at 60 for current pensioners (years)
– Males	26.6	26.5
– Females	29.3	29.4
Life expectancy at 60 for future pensioners currently aged 40 (years)
– Males	28.0	28.0
– Females	30.6	30.8
Note:
1The life expectancies disclosed are in respect of a population of the membership that represents c60% of the Defined Benefit Obligation of the Barclays Bank
Section of the UKRF (excluding Afterwork, which has no post-retirement mortality risk) with the remaining members having life expectancy at age 60 of between
26.4 years and 29.3 years.

Change in key assumptions for the UKRF
	2025	2025	2024
	(Decrease)/Increase in defined benefit obligation
	Barclays Bank Section	Barclays UK Section	UKRF
	£bn	£bn	£bn
Discount rate
0.5% p.a. increase	(0.9)	(0.03)	(1.0)
0.25% p.a. increase	(0.4)	(0.02)	(0.5)
0.25% p.a. decrease	0.5	0.02	0.5
0.5% p.a. decrease	1.0	0.04	1.1
Assumed RPI
0.5% p.a. increase	0.7	0.03	0.7
0.25% p.a. increase	0.3	0.01	0.3
0.25% p.a. decrease	(0.3)	(0.01)	(0.4)
0.5% p.a. decrease	(0.6)	(0.03)	(0.7)
Life expectancy at 60
One year increase	0.5	0.00	0.5
One year decrease	(0.5)	0.00	(0.5)

Disclosure of analysis of scheme assets	The value of the assets of the schemes and their percentage in relation to total scheme assets were as follows:

Analysis of scheme assets
	Total				Of which relates to UKRF
	Quoted[1] £m	Unquoted[1,2] £m	Value £m	% of total fair value of scheme assets %	Quoted[1] £m	Unquoted[1,2] £m	Value £m	% of total fair value of scheme assets %
As at 31 December 2025
Bonds - fixed government	1,975	4	1,979	8.9	1,769	4	1,773	8.2
Bonds - index-linked government	8,283	—	8,283	37.1	8,269	—	8,269	38.2
Bonds - corporate and other[3]	1,767	5,015	6,782	30.3	1,562	5,015	6,577	30.4
Equities	227	—	227	1.0	99	—	99	0.4
Private equities	—	1,859	1,859	8.3	—	1,859	1,859	8.6
Property	22	1,392	1,414	6.3	—	1,392	1,392	6.4
Infrastructure	—	414	414	1.9	—	413	413	1.9
Hedge funds	13	1,635	1,648	7.4	—	1,635	1,635	7.6
Derivatives	1	(1,476)	(1,475)	(6.6)	—	(1,475)	(1,475)	(6.8)
Longevity reinsurance contracts	—	(103)	(103)	(0.5)	—	(103)	(103)	(0.5)
Cash and liquid assets[4]	2,309	(1,093)	1,216	5.4	2,305	(1,093)	1,212	5.6
Mixed investment funds	—	—	—	—	—	—	—	—
Other	15	95	110	0.5	—	3	3	—
Fair value of scheme assets[5]	14,612	7,742	22,354	100.0	14,004	7,650	21,654	100.0

As at 31 December 2024
Bonds - fixed government	1,546	—	1,546	6.8	1,306	—	1,306	6.0
Bonds - index-linked government	8,234	—	8,234	36.4	8,214	—	8,214	37.5
Bonds - corporate and other	5,604	717	6,321	27.9	5,395	717	6,112	27.9
Equities	121	—	121	0.5	—	—	—	—
Private equities	—	2,134	2,134	9.4	—	2,134	2,134	9.7
Property	19	1,238	1,257	5.6	—	1,238	1,238	5.6
Infrastructure	—	1,388	1,388	6.1	—	1,388	1,388	6.3
Hedge funds	9	1,390	1,399	6.2	—	1,390	1,390	6.3
Derivatives	(7)	(1,799)	(1,806)	(8.0)	(7)	(1,799)	(1,806)	(8.2)
Longevity reinsurance contract	—	(117)	(117)	(0.5)	—	(117)	(117)	(0.5)
Cash and liquid assets[4]	(454)	2,529	2,075	9.2	(464)	2,529	2,065	9.4
Mixed investment funds	8	—	8	—	—	—	—	—
Other	7	56	63	0.4	—	4	4	—
Fair value of scheme assets[5]	15,087	7,536	22,623	100.0	14,444	7,484	21,928	100.0
Notes:
1During the year ended 31 December 2025, there were c£3bn assets re-classified from unquoted to quoted under cash and liquid assets and c£4bn assets reclassified from quoted to unquoted for Bonds - corporate and other (year ended 31 December 2024: there were no material re-classifications). These re-classifications reflect enhancement to the Bank's levelling policy, including the use of additional data in the active market assessment of issued debt.
2Valuation of unquoted assets is provided by the underlying managers or qualified independent valuers. The valuation for some of the unquoted assets, in particular private equities, is based on valuations as at 30 September 2025 adjusted by cash flows, these being the latest available valuations as at the point of publication. All valuations are determined in accordance with relevant industry guidance. Barclays does not believe these valuations will differ materially from the fair value, in the context of the overall UKRF asset size.
3During the year ended 31 December 2025, there were c£740m of infrastructure loan assets reclassified to Bonds - corporate and other (2024 classification :
Infrastructure).
4Cash and liquid assets for the UKRF consists of £189m (2024: £484m) of cash including receivables/payables, £2,116m (2024: £2,529m) of pooled cash funds and
£(1,093)m (2024: £(948)m) of repurchase agreements.
5Included within the fair value of UKRF assets was nil (2024: nil) relating to shares in Barclays PLC and nil (2024: nil) relating to bonds issued by Barclays PLC.
The UKRF also invests in pooled investment vehicles which may hold shares or debt issued by Barclays PLC.
The value of the UKRF assets split by section are shown in the table below.

UKRF assets split by section
	Barclays Bank Section				Barclays UK Section
	Quoted £m	Unquoted £m	Value £m	% of total fair value of scheme assets %	Quoted £m	Unquoted £m	Value £m	% of total fair value of scheme assets %
As at 31 December 2025
Bonds - fixed government	1,721	4	1,725	8.3	48	—	48	6.0
Bonds - index-linked government	7,751	—	7,751	37.2	518	—	518	64.8
Bonds - corporate and other	1,471	4,729	6,200	29.7	91	286	377	47.2
Equities	—	—	—	—	99	—	99	12.4
Private equities	—	1,859	1,859	8.9	—	—	—	—
Property	—	1,392	1,392	6.7	—	—	—	—
Infrastructure	—	413	413	2.0	—	—	—	—
Hedge funds	—	1,635	1,635	7.8	—	—	—	—
Derivatives	—	(1,478)	(1,478)	(7.1)	—	3	3	0.4
Longevity reinsurance contracts	—	(103)	(103)	(0.5)	—	—	—	—
Cash and liquid assets	2,288	(830)	1,458	7.0	17	(263)	(246)	(30.8)
Other	—	3	3	—	—	—	—	—
Fair value of scheme assets	13,231	7,624	20,855	100.0	773	26	799	100.0